Derivatives and hedge accounting - Gross carrying value of derivatives designated under fair value hedge accounting (Details) - Derivatives - -  fair value hedges - Interest rate risk - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022
– Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	€ 3,011	€ 2,750
Hedging instrument, liabilities	6,410	8,047
– Other interest derivatives
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	284	395
Hedging instrument, liabilities	€ 34	€ 39